INCOME TAXES (Reasons for difference and related tax effects) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Jan. 01, 2017
Income Taxes [Abstract]
Earnings before income taxes		$ 376,816	$ 351,838
Applicable tax rate		26.80%	26.80%
Income taxes at applicable statutory rate		$ 101,100	$ 94,398
Effect of different tax rates on earnings of foreign subsidiaries		(89,722)	(83,208)
Income tax recovery and other adjustments related to prior taxation years		(1,676)	(4,822)
Tax effect from change in tax rate	$ (1,600)	(1,633)	0
Tax Effect From Revaluation Of Deferred Tax Liabilities		(62,228)	0
Tax effect of tax losses		62,488	1,545
Effect of non-deductible expenses and other		6,153	(2,713)
Total income tax expense		$ 14,482	$ 5,200
Average effective tax rate		3.80%	1.50%